Shareholder Report, Holdings (Details)	Jun. 30, 2026
Emerging Markets Equities Fund - Class M | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.97%
Emerging Markets Equities Fund - Class M | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
Emerging Markets Equities Fund - Class M | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Emerging Markets Equities Fund - Class M | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Emerging Markets Equities Fund - Class M | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Emerging Markets Equities Fund - Class M | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
Emerging Markets Equities Fund - Class M | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Emerging Markets Equities Fund - Class M | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Emerging Markets Equities Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.97%
Emerging Markets Equities Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
Emerging Markets Equities Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Emerging Markets Equities Fund - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Emerging Markets Equities Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Emerging Markets Equities Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
Emerging Markets Equities Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Emerging Markets Equities Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Emerging Markets Equities Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.97%
Emerging Markets Equities Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
Emerging Markets Equities Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Emerging Markets Equities Fund - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Emerging Markets Equities Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Emerging Markets Equities Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
Emerging Markets Equities Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Emerging Markets Equities Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Emerging Markets Equities Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.97%
Emerging Markets Equities Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
Emerging Markets Equities Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Emerging Markets Equities Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Emerging Markets Equities Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Emerging Markets Equities Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
Emerging Markets Equities Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Emerging Markets Equities Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%